Commitments and Contingencies (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
StatementsLineItems [Line Items]
Future minimum rentals receivable under non-cancellable operating leases	$ 1,160	$ 823
Within one year [Member]
StatementsLineItems [Line Items]
Future minimum rentals receivable under non-cancellable operating leases	566	308
After one year but not more than five years [Member]
StatementsLineItems [Line Items]
Future minimum rentals receivable under non-cancellable operating leases	$ 594	$ 515